Net Loss per Share - Schedule of Potentially Dilutive Weighted Average Shares Excluded from Calculation of Diluted Net Loss per Share (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Senior Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	7,358,603	16,802,144	16,802,144	12,601,608
Junior Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	25,508,456	58,244,308	58,244,308	58,244,308	58,244,308
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	14,127,557	11,349,251	10,201,105	8,423,124	7,468,081
Unvested Restricted Stock Units RSU [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			451,190	155,692	190,477
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	561,836	478,325